Leases - Lease payments not included in lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Short term lease expense	$ 160	$ 342
Lease revenue	272	252
Repayments received related to finance subleases	4	29
Total finance sublease receivables	$ 104	$ 38